Advances to suppliers (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Advances To Suppliers Disclosure [Abstract]
Advances to suppliers	$ 12,267,806	$ 8,994,833
Wrote off uncollectible advances to suppliers	$ 127,130